Deferred Share Units	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
Deferred Share Units

13. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common share on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the periods ended September 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2019 and September 30, 2019	-	$-
Unvested as at June 30, 2020 and September 30, 2020	7,500,000	$0.65

(i) On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the three months ended September 30, 2020, the Company recognized $204,127 stock-based compensation related to the DSUs (three months ended September 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

14. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common share on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the years ended June 30, 2020:

	Number of shares	Weighted average grant date fair value per share (C$)
Unvested as at June 30, 2018 and June 30, 2019	-	$-
Granted (i)	7,500,000	0.65
Unvested as at June 30, 2020	7,500,000	$0.65

(i) On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these DSUs results in stock-based compensation of $549,664 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.